COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 29, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net		$ 12,333	$ 12,619	$ 51,224	$ 63,770
Lease Expiring Period		39 months		39 months
Deferred Rent Credit		$ 2,578		$ 6,447
Lessee, Operating Lease, Renewal Term		39 months
Effect of Exchange Rate on Cash		$ 1,100,000
Sprots Resource Lending [Member]
Other Commitments [Line Items]
Line of Credit Facility, Interest Rate During Period	9.00%
Payments For Strucuturing Fees	$ 200,000
Line of Credit Facility, Maximum Borrowing Capacity	20,000,000
Litigation Settlement, Expense	69,240
Loss Contingency, Damages Paid, Value	$ 105,000
Sprots Resource Lending [Member] | Prepaid Expenses and Other Current Assets [Member]
Other Commitments [Line Items]
Advance Payment To Lender				$ 374,240